SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Summary Of Significant Accounting Policies 1		$ 2,665
Summary Of Significant Accounting Policies 2		64,607
Summary Of Significant Accounting Policies 3		160,464
Summary Of Significant Accounting Policies 4		3,005
Summary Of Significant Accounting Policies 5		4
Summary Of Significant Accounting Policies 6		60.00%
Summary Of Significant Accounting Policies 7		18.00%
Summary Of Significant Accounting Policies 8		14.00%
Summary Of Significant Accounting Policies 9		14.00%
Summary Of Significant Accounting Policies 10		14.00%
Summary Of Significant Accounting Policies 11		5
Summary Of Significant Accounting Policies 12		66.00%
Summary Of Significant Accounting Policies 13		20.00%
Summary Of Significant Accounting Policies 14		16.00%
Summary Of Significant Accounting Policies 15		15.00%
Summary Of Significant Accounting Policies 16		8.00%
Summary Of Significant Accounting Policies 17		6.00%
Summary Of Significant Accounting Policies 18		3
Summary Of Significant Accounting Policies 19		56.00%
Summary Of Significant Accounting Policies 20		29.00%
Summary Of Significant Accounting Policies 21		14.00%
Summary Of Significant Accounting Policies 22		13.00%
Summary Of Significant Accounting Policies 1	88
Summary Of Significant Accounting Policies 2	620,031
Summary Of Significant Accounting Policies 3	$ 384,700
Summary Of Significant Accounting Policies 4	815
Summary Of Significant Accounting Policies 5	2
Summary Of Significant Accounting Policies 6	54.00%
Summary Of Significant Accounting Policies 7	33.00%
Summary Of Significant Accounting Policies 8	21.00%
Summary Of Significant Accounting Policies 9	4
Summary Of Significant Accounting Policies 10	54.00%
Summary Of Significant Accounting Policies 11	16.00%
Summary Of Significant Accounting Policies 12	13.00%
Summary Of Significant Accounting Policies 13	13.00%
Summary Of Significant Accounting Policies 14	12.00%
Summary Of Significant Accounting Policies 15	3
Summary Of Significant Accounting Policies 16	62.00%
Summary Of Significant Accounting Policies 17	23.00%
Summary Of Significant Accounting Policies 18	20.00%
Summary Of Significant Accounting Policies 19	19.00%